Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2022	2023
	US$	US$
Value added tax recoverable	2,478,357	2,329,848
Other receivables	1,729,071	922,375
Advance to suppliers	135,071	63,780
Others	101,171	68,204
Prepaid expenses and other current assets	4,443,670	3,384,207